Financial results	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial results

30.	Financial results

	2023	2022	2021
Financial income
Interest on financial investments	211,118	90,552	36,982
Others (a)	361,143	25,965	11,812
Financial income	572,261	116,517	48,794

Financial expenses
Interest and costs on loans and financing	(1,880,381)	(1,063,118)	(896,091)
Interest on leases	(1,226,101)	(1,316,619)	(880,626)
Interest on the provision for aircraft return	(93,190)	(231,800)	(57,976)
Commissions, bank charges and interest on other operations	(722,200)	(589,002)	(318,570)
Others	(323,110)	(316,345)	(47,782)
Financial expenses	(4,244,982)	(3,516,884)	(2,201,045)

Derivative financial instruments
Conversion right and derivatives – ESN,net (b)	(1,766,819)	42,025	200,267
Other derivative financial instruments, net	(33,511)	(44,651)	(1,515)
Derivative financial instruments	(1,800,330)	(2,626)	198,752

Monetary and foreign exchange rate variation, net	1,177,292	1,328,204	(1,588,133)

Total	(4,295,759)	(2,074,789)	(3,541,632)
(a)	For the fiscal year ended on December 31, 2023, the amount of R$10,850, refer to PIS and COFINS levied on financial revenues earned, as per Decree No. 8,426 of April 1, 2015 (R$16,864 and R$16,791 for the years ended December 31, 2022 and 2021, respectively).
(b)	See explanatory Note 32.2 (ESN 2024, ESSN 2028 and Capped call).